SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“US GAAP”) and are expressed in United States dollars, unless otherwise noted. All adjustments considered necessary for a fair presentation of financial position, results of operations and cash flows as at December 31, 2023 have been included.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Estimates and underlying assumptions are reviewed at each period end. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Significant areas requiring the use of management estimates relate to allowance of note receivable.

2. SIGNIFICANT ACCOUNTING POLICIES (cont’d.)

Cash and cash equivalents

Cash equivalents usually consist of highly liquid investments which are readily convertible into cash with maturity of three months or less when purchased. The Company had no cash equivalents as of December 31, 2023 (2022 - $Nil).

Foreign currency translations

The Company’s functional currency is the U.S. dollar. Transactions in other currencies are recorded in U.S. dollars at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into U.S. dollars at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the Statements of Operations and Comprehensive Loss.

Income taxes

Income taxes are accounted for under the liability method of accounting for income taxes. Under the liability method, deferred tax liabilities and assets are recognized for the estimated future tax consequences attributable to differences between the amounts reported in the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply when the asset is realized or the liability is settled. The effect of a change in income tax rates on deferred tax liabilities and assets is recognized in income in the period in which the change occurs. Deferred tax assets are recognized to the extent that they are considered more likely than not to be realized.

Per FASB ASC 740 “Income taxes” under the liability method, it is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. At December 31, 2023, the Company believes it has appropriately accounted for any unrecognized tax benefits. To the extent the Company prevails in matters for which a liability for an unrecognized benefit is established or is required to pay amounts in excess of the liability, the Company’s effective tax rate in a given financial statement period may be affected. Interest and penalties associated with the Company’s tax positions are recorded as Interest Expense.

Comprehensive loss

The Company accounts for comprehensive loss under the provisions of ASC Topic 220-10, Comprehensive Income - Overall, which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statements of Operations and Comprehensive Loss.

Financial instruments and concentration of risks

Fair value of financial instruments is made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The carrying value of cash held in trust, due to related parties and accounts payable and accrued liabilities approximates their fair value because of the short-term nature of these instruments.

The Company’s cash held in trust is exposed to credit loss for the entire amount in the event of default from the trust holder. However, the Company does not anticipate such default.

The Company is exposed to foreign currency risk on fluctuations related to accounts payable and accrued liabilities which is denominated in Canadian dollars.

2. SIGNIFICANT ACCOUNTING POLICIES (cont’d.)

Fair value of financial instruments

Fair Value of Financial Instruments – the Company adopted SFAS ASC 820-10-50, “Fair Value Measurements”. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

●	Level one – Quoted market prices in active markets for identical assets or liabilities;
●	Level two – Inputs other than level one inputs that are either directly or indirectly observable; and
●	Level three – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

For the years ended December 31, 2023 and 2022, the Company has no financial instruments recorded at fair value.

Earning (Loss) per share

Basic earning (loss) per share is computed on the basis of the weighted average number of common shares outstanding during each period.

Diluted earning (loss) per share is computed on the basis of the weighted average number of common shares and dilutive securities outstanding.

Stock-based compensation

The Company has adopted the fair value method of accounting for stock-based compensation as recommended by ASC 718 Compensation –Stock Compensation. The Company has granted stock options to directors and certain employees for services provided to the Company under this method. The Company recognizes compensation expense for stock options awarded based on the fair value of the options at the grant date using the Black-Scholes option pricing model. The fair value of the options is amortized over the vesting period.

Recently adopted accounting pronouncements

Pronouncements between December 31, 2023 and the date of this filing are not expected to have a significant impact on the Company’s operations, financial position, or cash flow, nor does the Company expect the adoption of recently issued, but not yet effective, accounting pronouncements to have a significant impact on our results of operations, financial position or cash flows.